ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
SCHEDULE OF COMPANY’S SUBSIDIARIES

As of December 31, 2024, details of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries were as follows:

Name	Place and date of Incorporation	Percentage of effective ownership	Principal Activities

Subsidiaries
Ninjas in Pyjamas Gaming AB (“Ninjas in Pyjamas”)	Sweden, January, 2014	100%	Esports teams operation
NIPG FZ LLC	Abu Dhabi, January 16, 2024	100% owned by Ninjas in Pyjamas	Esports teams operation
ESVF (HONG KONG) Esports Limited (“ESVF HK”)	Hong Kong, March 4, 2021	100%	Investment holding
Wuhan Muyecun Internet Technology Co., Ltd. (“Wuhan Muyecun” or “WFOE”)	Wuhan, July 9, 2021	100% owned by ESVF HK	Investment holding
Wuhan Xingjingweiwu Culture & Sports Development Co., Ltd. (“Wuhan ESVF”)	Wuhan, June 1, 2016	100% owned by WFOE	Esports teams operation and talent management service
Shenzhen Weiwu Esports Internet Technology Co., Ltd. (“Shenzhen VF”)	Shenzhen, December 20, 2018	100% owned by Wuhan ESVF	Esports teams operation
Shenzhen Dawei Xianglong Sports Co., Ltd (“Dawei Xianglong”)	Shenzhen, January 15, 2021	60% owned by Shenzhen VF	Event production
Wuhan Xingjing Interactive Entertainment Co., Ltd (“Xingjing Entertainment”)	Wuhan, October 23, 2019	100% owned by Wuhan ESVF	Esports teams operation and talent management service
Chengdu Xingjing Weiwu Culture Media Co., Ltd (“Chengdu Xingjing Weiwu”)	Sichuan, January 5, 2023	100% owned by Wuhan ESVF	Esports teams operation
Shanghai Xingzhi Culture Media Co., Ltd (“Xingzhi Media”)	Shanghai, May 5, 2017	100% owned by Wuhan ESVF	Esports teams operation
Wuhan Xinghui Culture Media Co., Ltd. (“Xinghui Media”)	Wuhan, February 4, 2021	100% owned by Wuhan ESVF	Esports teams operation and talent management service
Taicang Xingjingweiwu Culture Media Co., Ltd (“Taicang Xingjing”)	Taicang, September 8, 2021	100% owned by Wuhan ESVF	Esports teams operation
Zhoushan Xingjing Internet Technology Co., Ltd (“Zhoushan Xingjing”)	Zhoushan, August 2, 2021	80% owned by Wuhan ESVF	Talent management service
Zhoushan Jingxi Internet Technology Co., Ltd (“Zhoushan Jingxi”)	Zhoushan, August 2, 2021	80% owned by Wuhan ESVF	Talent management service
Hongli Culture Communication (Wuhan) Co., Ltd (“Hongli Culture”)	Wuhan, December 26, 2017	60.67% owned by Wuhan ESVF	Event production
Wuhan Yingciyuan Information Technology Co., Ltd (“Wuhan Yingciyuan”)	Wuhan, November 17, 2022	51% owned by Hongli Culture	Event production
Xiamen Yingciyuan Education Technology Co., Ltd. (“Xiamen Yingciyuan”)	Xiamen, April 4, 2023	51% owned by Hongli Culture	Event production
Changsha Liyao Cultural Communication Co., Ltd (“Changsha Liyao”)	Changsha, May 19, 2023	75% owned by Hongli Culture	Event production
Hongli Culture Communication (Beijing) Co., Ltd (“Hongli Culture Beijing”)	Beijing, March 25, 2024	51% owned by Hongli Culture	Event production
Hongxiaoli Culture Communication (Hangzhou) Co., Ltd (“Hongxiaoli Culture”)	Hangzhou, April 8, 2024	51% owned by Hongli Culture	Event production
Shanghai Rujing Esports Hotel Management Co., Ltd.(“Shanghai Rujing”)	Shanghai, May 13, 2024	60% owned by Wuhan ESVF	Esports-themed hospitality service
Beijing ZSZQ Network Technology Co., Ltd. (“Young WFOE”)	Beijing, September 18, 2024	100% owned by Young HK	Investment holding
ZSZQ Limited(“Young Cayman”)	Cayman, August 21, 2024	61%	Investment holding
ZSZQ (HK) Limited.(“Young HK”)	Hong Kong, September 02, 2024	100% owned by Young Cayman	Investment holding

VIEs
Wuhan Alunyou Network Information Development Co., Ltd.(“Wuhan Alunyou”)	Wuhan,August 21, 2024	VIE	Game Publishing
Wuhan Young Will Ltd. (“Young Will”)	Wuhan, April 25, 2019	VIE	Talent management service

VIEs’ Subsidiaries
Shanghai Jinyuanbao Duoduo Entertainment Development Co., Ltd.(“Jinyuanbao”)	Shanghai, February 5, 2024	90% owned by Wuhan Alunyou	Game Publishing
Hangzhou Yinyuan Entertainment Development Co., Ltd.(“Hangzhou Yinyuan”)	Hangzhou, July 8, 2024	100% owned by Jinyuanbao	Game Publishing
Beijing ZSZQ Qiangshenjianti Network Technology Co., Ltd. (“Young Beijing”)	Beijing, August 1, 2024	100% owned by Young Will	Investment holding

VIE and VIE’s Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS

The following financial information of the VIEs and VIEs’ subsidiaries were included in the accompanying consolidated financial statements as of December 31, 2024:

As of December 31, 2024

ASSETS
Current assets:
Cash and cash equivalents	$436,302
Accounts receivable	1,182,352
Advance to suppliers	398,467
Amounts due from related parties	411,511
Prepaid expenses and other current assets, net	309,184
Total current assets	2,737,816

Non-current assets:
Property and equipment, net	73,076
Intangible assets, net	942,410
Right-of-use assets	379,083
Other non-current assets	638,106
Total non-current assets	2,032,675

Total assets	$4,770,491

LIABILITIES
Current liabilities:
Short-term borrowings	$1,372
Accounts payable	981,004
Accrued expenses and other liabilities	737,386
Deferred revenue	670,064
Operating lease liabilities, current	265,623
Amount due to related parties-current	14,360
Amounts due to subsidiaries of the Group	3,822,831
Total current liabilities	6,492,640

Non-current liabilities:
Amount due to a related party-non-current	58,996
Deferred tax liability	-
Total non-current liabilities:	58,996
Total liabilities	$6,551,636

For the year ended December 31,
2024

Total net revenue	$2,047,005
Net loss	$(1,790,687)

For the year ended December 31,
2024

Net cash used in operating activities	$(958,084)
Net cash used in investing activities	$-
Net cash used in financing activities	$-